Other Accounting Policies	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Other accounting policies
E.9	Other accounting policies
(a) Summary of other significant accounting policies
Australia tax consolidation
The parent and its wholly owned Australian controlled entities have elected to enter a tax consolidation, with Woodside Energy Group Ltd as the head entity of the tax consolidated group. The members of the Australian tax consolidated group are identified in Note E.8(a).
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are recognised in the separate financial statements of the members of the tax consolidated group, using the stand-alone approach.
Entities within the tax consolidated group have entered into a tax funding arrangement and a tax sharing agreement with the head entity. Under the tax funding agreement, Woodside Energy Group Ltd and each of the entities in the tax consolidated group have agreed to pay or receive a tax equivalent payment to or from the head entity, based on the current tax liability or current tax asset of the entity.
The tax sharing agreement entered into between members of the tax consolidated group provides for the determination of the allocation of income tax liabilities between the entities, should the head entity default on its tax payment obligations. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.
US tax consolidation
Woodside Energy USA Operations Inc and its wholly owned USA controlled entities have elected to file a consolidated tax return, with Woodside Energy USA Operations Inc as the parent of the tax consolidated group.
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are computed on a separate company basis.
Entities within the tax consolidated group have entered into a tax sharing agreement. Under the tax sharing agreement, the tax liability for the consolidated group or the utilisation of tax attributes are settled periodically between the members of the group. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.
(b) New and amended accounting standards and interpretations issued but not yet effective
A number of new standards, amendments of standards and interpretations have recently been issued but are not yet effective and have not been adopted by the Group as at the financial reporting date.
The Group has reviewed these standards and interpretations and has determined that none of the new or amended standards will significantly affect the Group’s accounting policies, financial position or performance.
(c) New and amended accounting standards and interpretations adopted
As of 1 January 2022, the Group adopted the following amendments:

•	Amendments to IFRS 3 Reference to the Conceptual Framework
•	Amendments to IFRS 9 Fees in the ‘10 per cent’ Test for Derecognition of Financial Liabilities
•	Amendments to IAS 37 Onerous Contracts - Costs of Fulfilling a Contract
These amendments did not impact the financial statements of the Group.
A number of other new standards are also effective from 1 January 2022 but they do not have a material effect on the Group’s financial statements.